Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000218238
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRGVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - Investor Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 142,279,000
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	35.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$142,279
Number of Portfolio Holdings	103

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	15.6
Health Care	11.3
Information Technology	11.3
Materials	7.6
Consumer Staples	7.4
Energy	5.2
Consumer Discretionary	4.5
Communication Services	4.4
Other	5.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	3.5%
JPMorgan Chase	2.0
Exxon Mobil	1.8
Walmart	1.7
UnitedHealth Group	1.6
AbbVie	1.6
AstraZeneca	1.6
T-Mobile U.S.	1.5
Kenvue	1.5
Muenchener Rueckversicherungs-Gesellschaft	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000116604
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	I Class
Trading Symbol	PRIGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - I Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 142,279,000
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	35.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$142,279
Number of Portfolio Holdings	103

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	15.6
Health Care	11.3
Information Technology	11.3
Materials	7.6
Consumer Staples	7.4
Energy	5.2
Consumer Discretionary	4.5
Communication Services	4.4
Other	5.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	3.5%
JPMorgan Chase	2.0
Exxon Mobil	1.8
Walmart	1.7
UnitedHealth Group	1.6
AbbVie	1.6
AstraZeneca	1.6
T-Mobile U.S.	1.5
Kenvue	1.5
Muenchener Rueckversicherungs-Gesellschaft	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless